Equity (Schedule of Stock Option Activity) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Number of Options
Balance, beginning	3,330,953
Granted	50,000
Exercised	(87,158)	(196,003)
Forfeited	(527,286)
Balance, ending	2,766,509
Exercisable	1,476,128
Weighted Average Exercise Price
Balance, beginning	$ 31.53
Granted	20.48
Exercised	19.41
Forfeited	38.29
Balance, ending	30.42
Exercisable	$ 38.30